Other Finance Expenses	6 Months Ended
Jun. 30, 2023
Other Finance Expenses
Other Finance Expenses

6) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest expense as reported in the consolidated statements of operations for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Interest expense	$17,349	$7,449	$34,121	$13,574
Amortization of debt issuance cost and fair value of debt assumed	758	852	1,355	1,452
Total interest expense	$18,107	$8,301	$35,476	$15,026

(b) Other Finance Expense

The following table presents the components of other finance expense for three and six months ended June 30, 2023 and 2022:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2023	2022	2023	2022
Bank fees, charges	$112	$(3)	$184	$89
Commitment fees	—	106	—	223
Total other finance expense	$112	$103	$184	$312